July 2, 2010

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price Inflation Focused Bond Fund, Inc. ("Registrant")
(formerly T. Rowe Price Short-Term Income Fund, Inc.)
File Nos.: 333-136805/811-21919

Dear Mr. O`Connell:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 6 to the Registrant`s Registration Statement on Form N-1A.

We have made nonmaterial changes to the fund's prospectus and Statement of Additional Information ("SAI"). This filing also reflects changes made as a result of your oral comments on June 10, 2010 to Brian Poole, and our responses to those comments on June 18, 2010. The revisions to the prospectus and the SAI are blacklined. This filing will go effective automatically on July 6, 2010.

Please contact me at 410-345-4981, or in my absence, Brian Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman